Guggenheim MSCI Emerging Markets Equal Weight ETF
Guggenheim MSCI Emerging Markets Equal Country Weight ETF
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim MSCI Emerging Markets Equal Weight ETF

Supplement dated November 18, 2014 to the
Summary Prospectus and Statutory Prospectus dated February 28, 2014

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and Summary Prospectus (each, a “Prospectus” and, together, the “Prospectuses”) for the Guggenheim MSCI Emerging Markets Equal Weight ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

At a meeting held on November 13, 2014, Guggenheim Investments (the “Advisor”) recommended and the Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”) approved a change in the Fund’s Underlying Index from the MSCI Emerging Markets Equal Weighted Index to the MSCI Emerging Markets Equal Country Weighted Index. In connection with the change in the Fund’s Underlying Index, the Board also approved several other related changes, each of which is described below. All of the changes described in this Supplement will become effective on January 20, 2015, or such later date as deemed appropriate by the officers of the Trust.

As a result, effective January 20, 2015, the Fund’s Prospectuses will be revised as described below.

I.    New Fund Name

The new name of the Fund will be “Guggenheim MSCI Emerging Markets Equal Country Weight ETF”. Therefore, all references to the “Guggenheim MSCI Emerging Markets Equal Weight ETF” in the Fund’s Prospectuses will be replaced with “Guggenheim MSCI Emerging Markets Equal Country Weight ETF”.

II.    New Underlying Index

The Fund’s Underlying Index will change from the MSCI Emerging Markets Equal Weighted Index to the MSCI Emerging Markets Equal Country Weighted Index. Therefore, all references to the MSCI Emerging Markets Equal Weighted Index in the Fund’s Prospectuses will be replaced with MSCI Emerging Markets Equal Country Weighted Index.

III.    Change in the Fund’s Investment Objective

The Fund’s current investment objective as described under the heading “Investment Objective” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

IV.    Change in the Fund’s Principal Investment Strategies

The first paragraph of the Fund’s principal investment strategies under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Fund’s Prospectuses will be replaced in its entirety as set forth below.

INVESTMENT OBJECTIVE
The investment objective of the Guggenheim MSCI Emerging Markets Equal Country Weight ETF (the “Fund”) is to correspond, before fees and expenses, to the price and yield performance of the MSCI Emerging Markets Equal Country Weighted Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of corresponding to the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is based on the universe of constituents of the MSCI Emerging Markets Index. The Underlying Index provides equal-weighted exposure to all of the countries included in the MSCI Emerging Markets Index while providing capitalization-weighted exposure to the securities within each country. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of certain markets deemed to be emerging markets. As of October 31, 2014, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates with capitalizations ranging from $93.5 million to $252.7 billion. Both Indices are denominated in U.S. dollars. In general, the equal-weighting employed by the Underlying Index provides equal representation of the countries included in the Underlying Index at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to those countries than typically may be found in the Underlying Index’s market capitalization-weighted counterparts while the capitalization weighting of the securities within each country provides for greater diversification.

The Fund’s principal risks and fees and expenses are not expected to change as a result of the changes described above. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. EWEM-COMBO-SUP-1114x0215